Note 3 - Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 90-1026709 002 [Member]
Notes to Financial Statements
EBP, Investment, Fair Value and NAV [Text Block]

Note 3 – Fair Value Measurements

The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

Level 1 – Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2 – Inputs to the valuation methodology other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as:

-	quoted prices for similar assets or liabilities in active markets;

-	quoted prices for identical or similar assets or liabilities in inactive markets;

-	inputs other than quoted prices that are observable for the asset or liability;

-	inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair market value measurement.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the valuation methodologies used at December 31, 2025 and 2024.

Waterstone Financial, Inc. Common Stock: Valued at fair value based upon the closing price reported in an active market where such shares are traded.

Mutual funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the SEC. These funds are required to publish their daily net asset value (NAV) and to transact at that price. The mutual funds held by the plan are deemed to be actively traded.

Collective trust funds: Valued at the NAV of units of a collective trust. NAV is a readily determinable fair value and is the basis for current transactions. Participant transactions (purchases and sales) may occur daily. If the Plan initiates a full redemption of the collective trust, the issuer reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly manner.

Notes to the Financial Statements

December 31, 2025 and 2024

The tables below present the balances of assets measured at fair value on a recurring basis by level within the hierarchy.

	December 31, 2025
	Total	Level 1	Level 2	Level 3
Waterstone Financial, Inc. Common Stock	$605,614	$605,614	$-	$-
Collective Trust Funds	4,270,036	-	4,270,036	-
Mutual Funds	13,570,910	13,570,910	-	-
Total Investments	$18,446,560	$14,176,524	$4,270,036	$-

	December 31, 2024
	Total	Level 1	Level 2	Level 3
Waterstone Financial, Inc. Common Stock	$485,329	$485,329	$-	$-
Collective Trust Funds	1,408,132	-	1,408,132	-
Mutual Funds	13,701,094	13,701,094	-	-
Total Investments	$15,594,555	$14,186,423	$1,408,132	$-

There were no transfers of investments between levels during the year ended December 31, 2025.

The plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.